SCHEDULE OF MINIMUM PAYMENT OF LONG TERM DEBT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total	$ 306,382	$ 376,188
Chang Hwa Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
2025		122,007
2026		122,007
2027		122,007
2028		122,007
Thereafter		10,167
Total		$ 498,195